CREDIT FACILITY AND OTHER LOANS - Narrative (Details) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2023 USD ($) aircraft	Dec. 31, 2022 USD ($) aircraft	Dec. 31, 2023 USD ($) aircraft	Oct. 05, 2022 USD ($) aircraft
Line of Credit Facility [Line Items]
Proceeds from lines of credit	$ 1,000	$ 4,950
Deposit funded	0	5,800
Amortization of debt discount	183	42
Interest expense	$ 2,170	$ 65
SAC Leasing G280 LLC Credit Facility | Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 40,500
Gulfstream G-280
Line of Credit Facility [Line Items]
Purchase obligation, number of aircrafts | aircraft	4	4	4	4
Purchase obligation	$ 40,000	$ 79,000	$ 40,000
Purchase commitment, amount paid	3,000		30,000
Prepayments made in the period	27,000	12,000
Prepayments funded through the SAC Leasing G280 credit facility	24,000	4,500
Purchase obligation prepayments paid by the Company	3,000	7,500
Line of Credit | SAC Leasing G280 LLC Credit Facility
Line of Credit Facility [Line Items]
Proceeds from lines of credit	24,000
Deposit funded	750
Long-term debt, gross	27,750	4,500	27,750
Closing financing costs	548	357	548
Amortization of debt discount	146	$ 27
Line of credit facility, maximum borrowing capacity				$ 40,500
Line of Credit | SAC Leasing G280 LLC Credit Facility | Maximum
Line of Credit Facility [Line Items]
Maturity period		35 months
Promissory Note | Promissory Note | Line of Credit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 28,500		$ 28,500
Percent of debt obligation sold	60.00%		60.00%